Note 8 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2025 USD ($)
2026	$ 12,275,000
2027	20,640,000
2028	15,675,000
2029	27,500,000
2030	19,091,591
Thereafter	8,500,000
Total	$ 103,681,591